Other non-current assets - Schedule of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
VAT receivables	€ 0	€ 214
Retirement benefit surplus (Note 16)	135	194
Investments	35	40
Other	82	86
Total other non-current assets	€ 252	€ 534